SCHEDULE OF RECONCILIATION OF PROVISION FOR INCOME TAXES (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2025
Inland Revenue, Hong Kong [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate	16.50%